Intangible Asset	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Asset

3. Intangible Asset

The intangible asset relates to rights to receive milestone payments and royalties from Mallinckrodt Inc. for the commercial rights to Exalgo that were acquired as part of the merger with Neuromed Pharmaceuticals Ltd., or Neuromed. The intangible asset was initially recorded on December 21, 2009 at a value of $45,943 with an ongoing useful life of five years, representing the remaining patent life of Exalgo.

On January 31, 2014, Zalicus’s subsidiary Zalicus Pharmaceuticals Ltd., or Zalicus Canada, and Mallinckrodt Medical Imaging—Ireland, an affiliate of Mallinckrodt plc, entered into a Royalty Purchase Agreement (the “Royalty Purchase Agreement”) relating to the asset purchase agreement, dated as of June 11, 2009, between Zalicus and Mallinckrodt Inc. (collectively with Mallinckrodt Medical Imaging—Ireland and Mallinckrodt plc, “Mallinckrodt”), as amended (the “Asset Purchase Agreement”). Under the terms of the Royalty Purchase Agreement, in exchange for the payment of $7,200 from Mallinckrodt to the Company on January 31, 2014, the Company terminated any further rights it has to the payment of royalties on net sales of Exalgo by Mallinckrodt for any period subsequent to December 31, 2013.

As of December 31, 2013, the Company concluded that facts and circumstances existed which indicated that the carrying value of the intangible asset exceeded its estimated fair value. The Company determined the estimated fair value of the intangible asset as of December 31, 2013 based on the $7,200 in proceeds from the Royalty Purchase Agreement. As a result, during the year ended December 31, 2013, the Company recorded an impairment charge of $1,732 in the consolidated statements of operations and comprehensive loss.

The Company recorded the sale of the intangible asset for proceeds of $7,200, with no gain or loss, in the three months ended March 31, 2014.

5.	Intangible Asset

The intangible asset relates to rights to receive milestone payments and royalties from Mallinckrodt Inc. for the commercial rights to Exalgo that were acquired as part of the merger with Neuromed Pharmaceuticals Ltd., or Neuromed (see Note 8). The intangible asset was initially recorded on December 21, 2009 at a value of $45,943 with an ongoing useful life of five years, representing the remaining patent life of Exalgo. The intangible asset was being amortized in a manner which reflected estimates of future undiscounted cash flows expected to be generated from Exalgo. At December 31, 2011, the Company evaluated the Exalgo intangible asset based on estimates of future undiscounted cash flows and determined that the remaining useful life should be increased to four years. The Company recorded amortization expense of $8,722, $3,892 and $5,141 for the years ended December 31, 2013, 2012 and 2011, respectively.

On January 31, 2014, Zalicus Canada and Mallinckrodt Medical Imaging – Ireland, an affiliate of Mallinckrodt plc, entered into a Royalty Purchase Agreement (the “Royalty Purchase Agreement”) relating to the Asset Purchase Agreement, dated as of June 11, 2009, between Zalicus and Mallinckrodt Inc. (collectively with Mallinckrodt Medical Imaging – Ireland and Mallinckrodt plc, “Mallinckrodt”), as amended (the “Asset Purchase Agreement”). Under the terms of the Royalty Purchase Agreement, in exchange for the payment of $7,200 from Mallinckrodt to the Company on January 31, 2014, the Company has terminated any further rights it has to the payment of royalties on net sales of Exalgo by Mallinckrodt for any period subsequent to December 31, 2013.

As of December 31, 2013, the Company concluded that facts and circumstances existed which indicated that the carrying value of the intangible asset exceeded its estimated fair value. The Company determined the estimated fair value of the intangible asset as of December 31, 2013 based on the $7,200 in proceeds from the Royalty Purchase Agreement. As a result, during the year ended December 31, 2013, the Company recorded an impairment charge of $1,732 in the consolidated statements of operations and comprehensive loss.

As of December 31, 2013 and 2012, the gross carrying amount of the intangible asset was $7,200 and $45,943, respectively and accumulated amortization was $0 and $28,289, respectively.